Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2018
Prospectus Date	rr_ProspectusDate	Dec. 31, 2017
Principal Funds Inc | Real Estate Allocation Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated January 30, 2018
to the Statutory Prospectus dated December 31, 2017
(as supplemented on January 8, 2018)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Principal Funds Inc | Real Estate Allocation Fund | Class A
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.84%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2018
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,852
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,007
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,788
Principal Funds Inc | Real Estate Allocation Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	9.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	9.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.09%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2018
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,069
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,854
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,593

[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A and 0.15% for Institutional Class shares. It is expected that the expense limits will continue through the period ending December 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.